Benefit Plans (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Matching contribution percentage			50.00%	50.00%
Maximum contribution as a percentage of base compensation			6.00%	6.00%
Employer contributions			$ 272	$ 274
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service period	6 months
Present value of benefits accrued under plans			4,722	5,157
Compensation expense	$ 59	$ 61	235	184
Cash surrender value of policies	$ 22,300		22,200	21,600
Net periodic benefit cost projected to be recognized in net periodic benefit expense during 2017			184
Actuarial gains to be recognized as a component of net periodic benefit expense			109
Supplemental Employee Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Present value of benefits accrued under plans			$ 4,700	$ 5,200
Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service period			6 months